Intangible Assets, Net	6 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 10 — Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of copyrights, customer relationship, non-compete agreements and technology know-hows. The following table summarizes acquired intangible asset balances as of:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Copyrights	8,955,000	8,955,000	1,239,309
Non-compete agreements	42,200,000	42,200,000	5,840,184
Subtotal	51,155,000	51,155,000	7,079,493
Less: accumulated amortization	(44,438,750)	(44,811,875)	(6,201,649)
Intangible assets, net	6,716,250	6,343,125	877,844

Amortization expense for the six months ended June 30, 2022 and 2023 amounted to RMB 4,307,010 and RMB 373,125 (USD 53,935), respectively.

The estimated amortization is as follows:

Twelve months ending June 30,	Estimated amortization expense	Estimated amortization expense
	RMB	USD
2023	1,492,500	215,738
2024	1,492,500	215,738
2025	1,492,500	215,738
2026	1,492,500	215,738
Thereafter	-	-
Total	5,970,000	862,954